Securities (Tables)	12 Months Ended
Dec. 31, 2013
Reconciliation of Amortized Cost to Fair Values of Securities Available for Sale

The following tables provide the amortized cost, fair values, and remaining maturities of securities available for sale.

RECONCILIATION OF AMORTIZED COST TO FAIR VALUES OF SECURITIES AVAILABLE FOR SALE	DECEMBER 31, 2013
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. Government	$1,896.7	$22.6	$1.4	$1,917.9
Obligations of States and Political Subdivisions	4.5	0.1	–	4.6
Government Sponsored Agency	17,495.2	80.7	47.9	17,528.0
Corporate Debt	3,615.2	10.5	101.2	3,524.5
Covered Bonds	1,898.9	50.9	5.9	1,943.9
Supranational, Sovereign and Non-U.S. Agency Bonds	717.0	5.3	1.7	720.6
Residential Mortgage-Backed	52.4	0.1	4.4	48.1
Other Asset-Backed	2,390.8	1.4	0.4	2,391.8
Auction Rate	97.5	2.2	0.8	98.9
Other	214.1	0.4	–	214.5

Total	$28,382.3	$174.2	$163.7	$28,392.8

	DECEMBER 31, 2012
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
U.S. Government	$1,747.9	$36.7	$–	$1,784.6
Obligations of States and Political Subdivisions	13.9	0.2	–	14.1
Government Sponsored Agency	18,520.6	122.2	4.0	18,638.8
Corporate Debt	2,602.4	18.1	2.1	2,618.4
Covered Bonds	1,697.1	51.0	0.1	1,748.0
Supranational Bonds	1,053.9	7.0	0.2	1,060.7
Residential Mortgage-Backed	102.4	0.4	10.8	92.0
Other Asset-Backed	2,280.0	4.3	0.4	2,283.9
Auction Rate	99.6	2.1	3.9	97.8
Other	304.4	0.8	–	305.2

Total	$28,422.2	$242.8	$21.5	$28,643.5

Reconciliation of Amortized Cost to Fair Values of Securities Held to Maturity

The following tables provide the amortized cost, fair values and remaining maturities of securities held to maturity.

RECONCILIATION OF AMORTIZED COST TO FAIR VALUES OF SECURITIES HELD TO MATURITY	DECEMBER 31, 2013
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Obligations of States and Political Subdivisions	$225.2	$10.3	$–	$235.5
Government Sponsored Agency	35.9	1.1	–	37.0
Non-U.S. Government Debt	197.3	–	–	197.3
Certificates of Deposit	698.1	–	0.2	697.9
Supranational, Sovereign and Non-U.S. Agency Bonds	1,109.4	0.8	4.3	1,105.9
Other	59.9	0.1	12.2	47.8

Total	$2,325.8	$12.3	$16.7	$2,321.4

	DECEMBER 31, 2012
(In Millions)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Obligations of States and Political Subdivisions	$329.3	$17.2	$–	$346.5
Government Sponsored Agency	112.9	3.8	–	116.7
Non-U.S. Government Debt	205.0	–	–	205.0
Certificates of Deposit	1,667.6	0.2	0.6	1,667.2
Other	67.2	0.3	8.1	59.4

Total	$2,382.0	$21.5	$8.7	$2,394.8

Securities Continuous Unrealized Loss Position

The following tables provide information regarding securities that had been in a continuous unrealized loss position for less than 12 months and for 12 months or longer as of December 31, 2013 and 2012.

SECURITIES WITH UNREALIZED LOSSES AS OF DECEMBER 31, 2013	LESS THAN 12 MONTHS		12 MONTHS OR LONGER		TOTAL
(In Millions)	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES
U.S. Government	$896.4	$1.4	$–	$–	$896.4	$1.4
Government Sponsored Agency	4,340.8	42.6	413.7	5.3	4,754.5	47.9
Corporate Debt	1,759.5	85.4	267.0	15.8	2,026.5	101.2
Covered Bonds	278.8	5.7	9.9	0.2	288.7	5.9
Supranational Sovereign and Non U.S. Agency Bonds	789.4	6.0	–	–	789.4	6.0
Residential Mortgage-Backed	–	–	42.0	4.4	42.0	4.4
Other Asset-Backed	677.0	0.4	–	–	677.0	0.4
Certificates of Deposit	684.2	0.2	–	–	684.2	0.2
Auction Rate	22.1	0.1	14.0	0.7	36.1	0.8
Other	25.7	4.0	29.5	8.2	55.2	12.2

Total	$9,473.9	$145.8	$776.1	$34.6	$10,250.0	$180.4

SECURITIES WITH UNREALIZED LOSSES AS OF DECEMBER 31, 2012	LESS THAN 12 MONTHS		12 MONTHS OR LONGER		TOTAL
(In Millions)	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES	FAIR VALUE	UNREALIZED LOSSES
Government Sponsored Agency	$482.2	$1.0	$1,171.8	$3.0	$1,654.0	$4.0
Corporate Debt	441.5	2.0	50.0	0.1	491.5	2.1
Covered Bonds	20.1	0.1	–	–	20.1	0.1
Supranational Bonds	113.8	0.2	–	–	113.8	0.2
Residential Mortgage-Backed	–	–	84.7	10.8	84.7	10.8
Other Asset-Backed	146.1	0.1	40.0	0.3	186.1	0.4
Certificates of Deposit	1,178.8	0.6	–	–	1,178.8	0.6
Auction Rate	2.7	0.3	41.0	3.6	43.7	3.9
Other	9.3	1.9	43.8	6.2	53.1	8.1

Total	$2,394.5	$6.2	$1,431.3	$24.0	$3,825.8	$30.2

Book Values, Ultimate Default Rates, and Loss Severity Rates for Non-Agency Residential Mortgage-Backed Securities Portfolio, by Security Type

December 31, 2013 amortized cost, weighted average ultimate default rates, and impairment severity rates for the non-agency residential mortgage-backed securities portfolio, by security type, are provided in the following table.

	DECEMBER 31, 2013
			LOSS SEVERITY RATES
($ In Millions)	AMORTIZED COST	WEIGHTED AVERAGE ULTIMATE DEFAULT RATES	LOW	HIGH	WEIGHTED AVERAGE
Prime	$7.2	21.5%	32.7%	45.0%	41.3%
Alt-A	12.1	40.3	65.5	65.5	65.5
Subprime	23.4	48.6	75.6	79.3	76.5
2nd Lien	9.7	32.8	98.9	99.0	99.0

Total Non-Agency Residential Mortgage-Backed Securities	$52.4	39.5%	32.7%	99.0%	73.3%

Credit Related Impairment Losses Recognized in Earnings on Other Than Temporarily Impaired Securities

The table below provides information regarding total other-than-temporarily impaired securities, including noncredit-related amounts recognized in other comprehensive income and net impairment losses recognized in earnings, for the years ended December 31, 2013, 2012, and 2011.

	DECEMBER 31,
(In Millions)	2013	2012	2011
Changes in Other-Than-Temporary Impairment Losses(1)	$–	$(2.7)	$(1.1)
Noncredit-related Losses Recorded in / (Reclassified from) OCI(2)	–	(0.6)	(22.2)

Net Impairment Losses Recognized in Earnings	$–	$(3.3)	$(23.3)

(1) For initial other-than-temporary impairments in the respective period, the balance includes the excess of the amortized cost over the fair value of the impaired securities. For subsequent impairments of the same security, the balance includes any additional changes in fair value of the security subsequent to its most recently recorded OTTI.

(2) For initial other-than-temporary impairments in the respective period, the balance includes the portion of the excess of amortized cost over the fair value of the impaired securities that was recorded in OCI. For subsequent impairments of the same security, the balance includes additional changes in OCI for that security subsequent to its most recently recorded OTTI.

Cumulative Credit-Related Losses Recognized in Earnings on Debt Securities Other-Than-Temporarily Impaired

Provided in the table below are the cumulative credit-related losses recognized in earnings on debt securities other-than-temporarily impaired.

	YEAR ENDED DECEMBER 31,
(In Millions)	2013	2012
Cumulative Credit-Related Losses on Securities Held – Beginning of Year	$42.3	$68.2
Plus: Losses on Newly Identified Impairments	–	1.6
Additional Losses on Previously Identified Impairments	–	1.7
Less: Current and Prior Period Losses on Securities Sold During the Year	(33.5)	(29.2)

Cumulative Credit-Related Losses on Securities Held – End of Year	$8.8	$42.3

Debt Securities Held for which Other-Than-Temporary Impairment Loss has been Recognized in Current Period or Previously

The table below provides information regarding debt securities held as of December 31, 2013 and 2012, for which an OTTI loss has been recognized in the current year or previously.

	DECEMBER 31,
(In Millions)	2013	2012
Fair Value	$38.3	$51.5
Amortized Cost Basis	42.8	59.0

Noncredit-related Losses Recognized in OCI	(4.5)	(7.5)
Tax Effect	1.7	2.8

Amount Recognized in OCI	$(2.8)	$(4.7)

Available for Sale Investment Securities
Remaining Maturity of Securities

REMAINING MATURITY OF SECURITIES AVAILABLE FOR SALE	DECEMBER 31, 2013		DECEMBER 31, 2012
(In Millions)	AMORTIZED COST	FAIR VALUE	AMORTIZED COST	FAIR VALUE
Due in One Year or Less	$9,552.9	$9,565.7	$7,431.7	$7,451.2
Due After One Year Through Five Years	15,011.4	15,067.2	18,663.4	18,840.4
Due After Five Years Through Ten Years	2,545.9	2,494.1	1,724.0	1,738.0
Due After Ten Years	1,272.1	1,265.8	603.1	613.9

Total	$28,382.3	$28,392.8	$28,422.2	$28,643.5

Note: Mortgage-backed and asset-backed securities are included in the above table taking into account anticipated future prepayments.

Held-to-maturity Securities
Remaining Maturity of Securities

REMAINING MATURITY OF SECURITIES HELD TO MATURITY	DECEMBER 31, 2013		DECEMBER 31, 2012
(In Millions)	AMORTIZED COST	FAIR VALUE	AMORTIZED COST	FAIR VALUE
Due in One Year or Less	$1,009.9	$1,011.2	$2,029.5	$2,030.6
Due After One Year Through Five Years	1,254.9	1,257.0	268.1	280.2
Due After Five Years Through Ten Years	26.1	27.1	45.4	49.8
Due After Ten Years	34.9	26.1	39.0	34.2

Total	$2,325.8	$2,321.4	$2,382.0	$2,394.8

Note: Mortgage-backed and asset-backed securities are included in the above table taking into account anticipated future prepayments.